Share Capital - Schedule of Options Data (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Options Data [Abstract]
Total fair value of options granted	$ 116	$ 252		$ 747
Weighted-average grant date fair value of options granted, per option (in Dollars per share)	$ 1.56	$ 3.33		$ 4.73
Total intrinsic value of the options exercised			[1]	$ 271
Total fair value of options vested	$ 1,035	$ 1,549		$ 4,380

[1]	Less than 1